Earnings Per Share (Details) (USD $) In Thousands, except Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Numerators:
Income attributable to the Company	$ 279,255	$ 247,788	$ 760,717	$ 707,173
Less: Dividend preference on Preference shares	28	26	83	77
Income available to all classes of shares	$ 279,227	$ 247,762	$ 760,634	$ 707,096
Denominators:
Weighted average number of ordinary shares outstanding	299,280,448	297,244,371	298,714,674	296,370,673
Weighted average number of preference shares outstanding	3,964,914	3,914,044	3,960,315	3,901,126
Total weighted average shares outstanding	303,245,362	301,158,415	302,674,989	300,271,799
Potentially dilutive Ordinary shares	1,869,658	1,375,974	1,588,786	1,072,429
Potentially dilutive Preference shares	20,342	43,389	20,099	41,626
Total weighted average Ordinary shares outstanding assuming dilution	301,150,106	298,620,345	300,303,460	297,443,102
Total weighted average Preference shares outstanding assuming dilution	3,985,256	3,957,433	3,980,414	3,942,752
Basic income per Ordinary share	$ 0.92	$ 0.82	$ 2.51	$ 2.35
Plus preference per Preference shares	$ 0.01	$ 0.01	$ 0.02	$ 0.02
Basic income per Preference share	$ 0.93	$ 0.83	$ 2.53	$ 2.37
Fully diluted income per Ordinary share	$ 0.92	$ 0.82	$ 2.50	$ 2.35
Plus preference per Preference shares	$ 0.00	$ 0.01	$ 0.02	$ 0.02
Fully diluted income per Preference share	$ 0.92	$ 0.83	$ 2.52	$ 2.37